STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)						1 Months Ended				12 Months Ended
	Mar. 19, 2026	Aug. 09, 2025	Feb. 10, 2025	Jan. 03, 2025	Aug. 11, 2022	Jan. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Feb. 28, 2026	Feb. 28, 2025	Mar. 18, 2026	Oct. 15, 2025	Oct. 14, 2025	Jul. 25, 2025	Jul. 24, 2025	Feb. 21, 2025	Feb. 20, 2025	Oct. 04, 2024	Oct. 03, 2024	Apr. 30, 2024	Mar. 22, 2024	Mar. 21, 2024	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Mar. 18, 2023	Jul. 08, 2022	Jul. 07, 2022	Apr. 14, 2021
Class of Stock [Line Items]
Preferred stock shares authorized										15,534,000	15,534,000
Preferred stock shares outstanding										0	0
Debt exchanged for common stock, shares							85	96
Proceeds from Issuance of Preferred Stock and Preference Stock											$ 278,000
Sale of Stock, Consideration Received on Transaction										70,937
Stock Redeemed or Called During Period, Value
Investment Income, Dividend							$ 84,690		$ 29,871
Issuance of preferred shares							$ 111,690			$ 6,384,000	562,000
Number of stock issuable, shares										50,403,802
Conversion of Stock, Shares Converted						80
Series F preferred shares exchanged for debt											400,000
Number of stock issuable										$ 4,801,184	$ 13,120,679
Common stock, authorized										12,000,000,000	12,000,000,000
Proceeds from issuance of common stock										$ 5,219,853	$ 12,702,010
Issuance cost of shares										364,161	701,565
Gain loss on settlement of debt										935,500
Share proceeds receivable											$ 418,669
Shares expired										2,714	2,533,243
Payment for stock based compensation warrants										$ 1,815,848	$ 1,831,685
Incentive Compensation Plan [Member]
Class of Stock [Line Items]
Payment for stock based compensation warrants										1,500,000	1,500,000
Payment for stock based compensation warrants										0	0
2021 Plan [Member]
Class of Stock [Line Items]
Description of plan					the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 50,000 to 1,000,0000 On August 14, 2023 the Company further amended the plan increasing the maximum shares to 2,000,000.
Description of plan																														2,000,000
Warrant [Member]
Class of Stock [Line Items]
Payment for stock based compensation warrants										$ 0	$ 0
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Shares expired										90,160	64,389
Payment for stock based compensation warrants										$ 315,848	$ 331,685
2021 Plan [Member] | Options Held [Member]
Class of Stock [Line Items]
Share based compensaction										33,000	24,750
2023 Plan [Member] | Options Held [Member]
Class of Stock [Line Items]
Share based compensaction										57,160	39,639
Amended Equity Financing Agreement [Member]
Class of Stock [Line Items]
Investment description	Company entered into an agreement with the investor whereby the parties agreed to reduce the penalty on the September 2025 and January 2026 failed conversion to 133 Series C shares at a value of $175,140 ( The penalty was reduced from 345 Series C shares to 133 Series C shares) . The parties agreed on the Series C share balance at February 28, 2026 to be 417 series C shares. In addition the parties agreed to issue an additional 222 Series C shares for proceeds of $200,000 and fees of $22,000. These shares have a redemption value of $291.708. Also on March 19, 2026 ,the parties agreed to convert 165 Series C shares at a value of $198,000 for 13,550,625 common shares. At February 28, 2026 and February 28, 2025 there are 417 and 306 outstanding Series C shares
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Value											$ (89,189)
Issuance of preferred shares										$ 6,383,286	561,981
Series F preferred shares exchanged for debt											65,793
Number of stock issuable										4,800,680	13,120,181
Retained Earnings [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Value											89,189
Issuance of preferred shares
Series F preferred shares exchanged for debt											334,187
Number of stock issuable
Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common stock, shares				15,000						71,350,000	1,940,659
Stock Redeemed or Called During Period, Value
Issuance of preferred shares										$ 714	$ 19
Number of stock issuable, shares										50,403,802	49,796,369
Series F preferred shares exchanged for debt
Number of stock issuable										$ 504	498
Common stock, authorized	12,000,000,000											27,500,000,000	27,500,000,000	23,000,000,000	23,000,000,000	20,000,000,000	20,000,000,000	15,000,000,000	15,000,000,000	12,500,000,000		12,500,000,000	10,000,000,000	10,000,000,000	7,225,000,000	7,225,000,000	6,000,000,000	6,000,000,000	5,000,000,000
Proceeds from issuance of common stock										6,384,000	13,697,245
Net proceeds from issuance of common stock										4,801,184	13,120,679
Issuance cost of shares										274,161	576,565
Commitment fee										$ 90,000	$ 125,000
Issuance of shares										1,354,167	43,859,650
Share proceeds receivable											$ 418,669
Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common stock, shares										1,994,464
Proceeds from issuance of common stock										$ 5,185,344
Convertble debt repaid										5,411,000
Accrued Interest										$ 37,500
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										20,000,000
Preferred stock, par value										$ 0.001
Series B Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value										$ 1,200
Cumulative dividend payable percentage										8.00%
Conversion preferred stock, description										The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (85%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date
Preferred stock dividend, description										Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of eight percent (8%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full.
Series B Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										5,000
Preferred stock, par value										$ 0.001
Series C Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value										$ 1,200
Cumulative dividend payable percentage										12.00%
Conversion preferred stock, description											The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling ninety percent (90%) of the lowest traded price for the Company’s common stock during the ten (10) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock dividend, description										Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of twelve percent (12%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full. On the one hundred eightieth day following the issue date of this Preferred Stock the Company shall have the obligation to redeem all outstanding Series Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents (“Redemption Date”). Prior to the Redemption Date, the Company at its discretion and on three (3) Trading Days’ written notice, may redeem all outstanding Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents.
Legal Fees			$ 6,000
Series C Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized			1,000							1,000
Preferred stock, par value										$ 0.001
Preferred stock shares outstanding										417
Debt exchanged for common stock, shares			306							44
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 306,000
Sale of Stock, Consideration Received on Transaction			278,580
Broker fees			$ 21,420
Preferred Stock, Redemption Price Per Share			$ 1,200
Temporary Equity, Shares Outstanding											306
Temporary Equity, Carrying Amount, Attributable to Parent										$ 58,100	$ 402,084
Preferred Stock, Dividend Rate, Percentage										12.00%
Number of stock issuable, shares							1,994,464
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										4,350,000	4,350,000
Preferred stock, par value										$ 0.001	$ 0.001
Preferred stock shares outstanding										3,350,000	3,350,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										4,350,000
Preferred stock shares outstanding										3,350,000
Stock Redeemed or Called During Period, Value
Issuance of preferred shares
Series F preferred shares exchanged for debt
Number of stock issuable
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized																					10,000
Preferred stock shares outstanding										2,513	2,513
Series F Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										10,000
Preferred stock, par value										$ 1.00
Preferred stock shares outstanding										2,513
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										100,000	100,000
Preferred stock, par value										$ 0.001	$ 0.001
Preferred stock shares outstanding										0	0
Series G Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										100,000
Preferred stock, par value										$ 1,000
Preferred stock shares outstanding										0
Series B & C Redeemable Preferred Stock [Member] | Temporary Equity [Member]
Class of Stock [Line Items]
Stock issued during period shares penalty		114
Stock issued during period value penalty		$ 149,307
Stock Redeemed or Called During Period, Shares									95		(324)
Stock Redeemed or Called During Period, Value									$ 125,000		$ 389,188
Issuance of preferred shares
Series F preferred shares exchanged for debt
Number of stock issuable
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized										10,000	10,000
Preferred stock, par value										$ 1.00	$ 1.00
Preferred stock shares outstanding										2,513	2,513
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Value
Issuance of preferred shares
Series F preferred shares exchanged for debt, shares											20
Series F preferred shares exchanged for debt											$ 20
Number of stock issuable
Unissued Series F Preferred Stock [Member]
Class of Stock [Line Items]
Number of stock issuable, shares										46	46
Number of stock issuable										$ 99,086	$ 99,086
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common stock, shares										85
Proceeds from issuance of common stock										$ 111,690
Issuance of dividend										$ 84,690